Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2005 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2005 Fund
Bar Chart Table:
Annual Return 2019	12.27%
Annual Return 2020	9.24%
Annual Return 2021	3.52%
Annual Return 2022	(12.10%)
Annual Return 2023	8.24%